Short-Term Investments	12 Months Ended
Dec. 31, 2017
Investments Schedule [Abstract]
Short-Term Investments
6.	SHORT-TERM INVESTMENTS

Short-term investments consisted of the following as of December 31, 2016 and 2017:

	December 31,
	2016	2017
	RMB	RMB	US$
Fixed rate time deposits	277,946	548,890	84,363

The Company recorded interest income related to its short-term investments amounting to RMB37,652, RMB1,148 and RMB4,021 (US$618) for the years ended December 31, 2015, 2016 and 2017, respectively, in the consolidated statements of operations.